Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of operating revenue, operating loss, and depreciation and amortization by segment

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Operating revenue
Trucking operating revenue	$8,235,295	$-	$10,212,227	$-

CNG operating revenue	414,609	622,073	1,111,629	1,692,787

Total operating revenue	$8,649,904	$622,073	$11,323,856	$1,692,787

Operating income (loss)
Trucking	$(494,197)	$-	$(791,665)	$-

CNG	(251,510)	(878,914)	(464,475)	$(1,674,897)

Total operating loss	$(745,707)	$(878,914)	$(1,256,140)	$(1,674,897)

Depreciation and amortization
Trucking	$14,037	$-	$18,716	$-

CNG	85,971	148,353	490,894	499,639

Total depreciation and amortization	$100,008	$148,353	$509,610	$499,639